WARRANTS	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

12.	WARRANTS

On April 21, 2010, the Company issued to Anderson & Strudwick Incorporated (“A&S”) 150,000 warrants, as a portion of the placement commission for the IPO. On the same day, the Company granted a total of 7,500 warrants to Hawk Associates Inc.(“Hawks”), the Company’s investor relations consultancy. On January 10, 2012, the Company issued 100,000 warrants to FirsTrust Group, Inc., (“FirsTrust”), the Company’s investor relations consultancy totaling 257,500  warrants. All the warrants issued to “A&S” have the right to purchase one share of common stock for an exercise price of $10.00  per share with a term of 5  years. All the warrants granted to Hawks have the right to purchase one share of common stock for an exercise price of $9.60  per share with a term of  5 years. All the warrants granted to FirsTrust have the right to purchase one share of common stock for an exercise price of $4.00  per share with a term of  5 years.

The fair value of the outstanding warrants at June 30, 2013 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	2.10
Exercise price (USD/share)	$4.00, $9.60, $10.00
Risk free rate	0.66%, 0.36%, 0.36%
Dividend yield	-
Expected term/Contractual life (years)	3.53, 1.81, 1.81
Expected volatility	189.0%

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2013 and December 31, 2012.

	Carrying Value at June 30, 2013	Fair Value Measurement at June 30, 2013
		Level 1	Level 2	Level 3
Warrants liability	$378,579	$-	$378,579	$-

	Carrying Value at December 31, 2012	Fair Value Measurement at December 31, 2012
		Level 1	Level 2	Level 3
Warrants liability	$374,166	$-	$374,166	$-

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	June 30, 2013	December 31, 2012
	US$	US$
Beginning balance	374,166	96,469
Warrants issued		97,505
Fair value change of the issued warrants included in earnings	4,413	180,192
Ending balance	378,579	374,166

Following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Outstanding as of January 1, 2012	157,500	$
Granted	100,000
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	257,500		$7.66	2.97
Granted	-
Forfeited	-
Exercised	-
Outstanding as of June 30, 2013	257,500		$7.66	2.48